Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	¥ 54,442	¥ 26,637
Loans Receivable, Fair Value Disclosure	752,310	616,360
Loans held for sale	584,558	439,361
Collateral dependent loans	167,752	176,999
Premises and equipment	3,866	11,835
Intangible assets	5,063	309
Goodwill	0	184,364
Other assets	62,774	207,595
Investments in equity method investees	34,962	191,064
Other	27,812	16,531
Total	878,455	1,047,100
Investment securities valued at net asset value	11,184	33,595
Unfunded commitments related to investment securities valued at net asset value	18,170	23,029
Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	0	0
Loans Receivable, Fair Value Disclosure	2,389	1,917
Loans held for sale	0	0
Collateral dependent loans	2,389	1,917
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	0	178,592
Investments in equity method investees	0	178,592
Other	0	0
Total	2,389	180,509
Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	9,560	13,366
Loans Receivable, Fair Value Disclosure	4,222	3,388
Loans held for sale	0	0
Collateral dependent loans	4,222	3,388
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	38,152	0
Investments in equity method investees	33,222	0
Other	4,930	0
Total	51,934	16,754
Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	44,882	13,271
Loans Receivable, Fair Value Disclosure	745,699	611,055
Loans held for sale	584,558	439,361
Collateral dependent loans	161,141	171,694
Premises and equipment	3,866	11,835
Intangible assets	5,063	309
Goodwill	0	184,364
Other assets	24,622	29,003
Investments in equity method investees	1,740	12,472
Other	22,882	16,531
Total	¥ 824,132	¥ 849,837